UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer           New York, New York             May 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:      50

Form 13F Information Table Value Total: $ 366,523
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.      Form 13F File Number              Name

1.       28-XXXXX                          ZLP Master Fund, Ltd.

2.       28-XXXXX                          ZLP Master Opportunity Fund, Ltd.

3.       28-XXXXX                          ZLP Master Utility Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

                                                           March 31, 2004

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5      COLUMN 6   OLUMN 7    COLUMN 8

                                                           VALUE         SHRS OR  SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (x$1000)      PRN AMT  PRN CALL DISCRETION  MGRS   SOLE  SHARED    NONE
ACCENTURE LTD BERMUDA                 CL A      G1150G111      248       10,000   SH       SHARED         2           10,000
AMEREN CORP                           COM       023608102   63,581    1,379,500   SH       SHARED       1,2,3      1,379,500
AROTECH CORP                          COM       042682104    1,524      797,872   SH       SHARED         2          797,872
ASSET ACCEP CAP CORP                  COM       04543P100      102        5,500   SH       SHARED         2            5,500
ASSURANT INC                          COM       04621X108      654       26,000   SH       SHARED         2           26,000
ATHEROS COMMUNICATIONS INC            COM       04743P108      173       10,000   SH       SHARED         2           10,000
BANCORP BK                            COM       05969F104      270       15,000   SH       SHARED         2           15,000
BRISTOL WEST HLDGS INC                COM       11037M105      408       20,000   SH       SHARED         2           20,000
CHEROKEE INTL CORP                    COM       164450108       72        5,000   SH       SHARED         2            5,000
CINERGY CORP                          COM       172474108      409       10,000   SH       SHARED        2,3          10,000
COMMERCIAL NET LEASE RLTY IN          COM       202218103       59        3,000   SH       SHARED         2            3,000
CONSOL ENERGY INC                     COM       20854P109   20,325      758,400   SH       SHARED        2,3         758,400
CONSTELLATION ENERGY GROUP I          COM       210371100   17,482      437,600   SH       SHARED        2,3         437,600
CORGENTECH INC                        COM       21872P105      281       15,000   SH       SHARED         2           15,000
CROSSTEX ENERGY INC                   COM       22765Y104    2,517       60,000   SH       SHARED         2           60,000
DOMINION RES INC VA NEW               COM       25746U109   20,666      321,400   SH       SHARED        2,3         321,400
DPL INC                               COM       233293109   11,764      627,400   SH       SHARED        2,3         627,400
DTE ENERGY CO                         COM       233331107   17,291      420,200   SH       SHARED        2,3         420,200
EL PASO CORP                          COM       28336L109      533       75,000   SH       SHARED         2           75,000
EMPIRE DIST ELEC CO                   COM       291641108    2,788      123,100   SH       SHARED         3          123,100
ENDURANCE SPECIALTY HLDGS LT          SHS       G30397106    1,422       40,000   SH       SHARED         2           40,000
ENTERGY CORP NEW                      COM       29364G103   28,179      473,600   SH       SHARED       1,2,3        473,600
EQUITY OFFICE PROPERTIES TRU          COM       294741103       66        2,300   SH       SHARED         2            2,300
EXELON CORP                           COM       30161N101   16,529      240,000   SH       SHARED        2,3         240,000
EYETECH PHARMACEUTICALS INC           COM       302297106      166        5,000   SH       SHARED         2            5,000
FIRST DATA CORP                       COM       319963104      422       10,000   SH       SHARED         2           10,000
FIRSTENERGY CORP                      COM       337932107   23,448      600,000   SH       SHARED       1,2,3        600,000
FREEPORT-MCMORAN COPPER & GO          CL B      35671D857      195        5,000   SH       SHARED         2            5,000
GOLAR LNG LTD BERMUDA                 SHS       G9456A100      113        7,500   SH       SHARED         2            7,500
GOVERNMENT PPTYS TR INC               COM       38374W107      659       50,000   SH       SHARED         2           50,000
JOY GLOBAL INC                        COM       481165108      281       10,000   SH       SHARED         2           10,000
KINETIC CONCEPTS INC                COM NEW     49460W208      112        2,500   SH       SHARED         2            2,500
LEXINGTON CORP PPTYS TR               COM       529043101       59        2,700   SH       SHARED         2            2,700
LINKTONE LTD                          ADR       535925101       60        5,000   SH       SHARED         2            5,000
MOLINA HEALTHCARE INC                 COM       60855R100      431       14,700   SH       SHARED         2           14,700
NICOR INC                             COM       654086107   12,331      350,000   SH       SHARED         3          350,000
NISOURCE INC                          COM       65473P105      956       45,000   SH       SHARED         3           45,000
NOKIA CORP                      SPONSORED ADR   654902204      811       40,000   SH       SHARED         2           40,000
NORTHWEST NAT GAS CO                  COM       667655104    2,969       95,000   SH       SHARED         3           95,000
PG&E CORP                             COM       69331C108   30,801    1,063,200   SH       SHARED       1,2,3      1,063,200
PEABODY ENERGY CORP                   COM       704549104   14,069      302,500   SH       SHARED        2,3         302,500
PPL CORP                              COM       69351T106   21,441      470,200   SH       SHARED        2,3         470,200
PUGET ENERGY INC NEW                  COM       745310102    2,539      113,500   SH       SHARED         3          113,500
SORRENTO NETWORKS CORP              COM NEW     83586Q209    1,853      588,142   SH       SHARED         2          588,142
SOUTHERN UN CO NEW                    COM       844030106   20,684    1,091,500   SH       SHARED       1,2,3      1,091,500
SOUTHWEST WTR CO                      COM       845331107      342       25,000   SH       SHARED         2           25,000
TORTOISE ENERGY INFRSTRCTR C          COM       89147L100    4,236      169,100   SH       SHARED        1,2         169,100
TXU CORP                              COM       873168108    8,598      300,000   SH       SHARED        2,3         300,000
WESTAR ENERGY INC                     COM       95709T100    5,324      254,000   SH       SHARED         3          254,000
WISCONSIN ENERGY CORP                 COM       976657106    4,340      135,000   SH       SHARED         2          135,000

                                                 TOTAL:    366,523



02192.0001 #484776